UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF  CUSIP       VALUE       SHARES     SH/ PUT/   INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS               (x$1000)      PRN  AMT   PRN CALL   DSCRETN    MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------- --------------------------------------------------------------  ------
ALLOS THERAPEUTICS INC        COM       019777101      4,927       825,332     SH        SOLE        N/A     825,332
ASPREVA PHARMACEUTICALS       COM       04538T109      2,786       129,216     SH        SOLE        N/A     129,216
ATHEROGENICS INC              COM       047439104      2,573       915,700     SH        SOLE        N/A     915,700
ATHEROGENICS INC              COM       047439104      2,573       915,700    PUT        SOLE        N/A     915,700
COLEY PHARMACEUTICAL GROUP    COM       19388P106      8,250       861,201     SH        SOLE        N/A     861,201
CV THERAPEUTICS INC           COM       126667104      5,739       729,201     SH        SOLE        N/A     729,201
DENDREON CORP                 COM       24823Q107     17,465     1,350,700    PUT        SOLE        N/A   1,350,700
EMISPHERE TECHNOLOGIES INC    COM       291345106      4,581     1,431,620     SH        SOLE        N/A   1,431,620
IMCLONE SYSTEMS INC           COM       45245W109      4,214       103,357     SH        SOLE        N/A     103,357
KERYX BIOPHARMACEUTICALS INC  COM       492515101      6,034       573,602     SH        SOLE        N/A     573,602
MEDAREX INC                   COM       583916101      3,960       306,038     SH        SOLE        N/A     306,038
MEDIVATION INC                COM       58501N101      4,632       245,596     SH        SOLE        N/A     245,596
NEUROBIOLOGICAL TECHNOLOGIES  COM       64124W106         86        39,310     SH        SOLE        N/A      39,310
NEUROCHEM INC                 COM       64125K101      1,338        88,748     SH        SOLE        N/A      88,748
NEUROCHEM INC                 COM       64125K101     24,890     1,650,500    PUT        SOLE        N/A   1,650,500
NORTHSTAR NEUROSCIENCE INC    COM       66704V101      2,630       205,486     SH        SOLE        N/A     205,486
VANDA PHARMACEUTICALS INC     COM       921659108      9,222       378,590     SH        SOLE        N/A     378,590

                              17                     105,900


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         17
Form 13F Information Table Value Total:         105,900
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE